UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 104,387,715	$ 37,173,736
Restricted Cash	3,053,728	2,382,732
Accounts receivable trade, net	11,021,032	8,224,357
Inventories	7,979,319	4,436,879
Prepaid expenses and other assets	4,193,734	2,591,150
Deferred charges, net	64,224	191,234
Vessel held for sale	9,418,653	0
Total current assets	140,118,405	55,000,088
NON-CURRENT ASSETS:
Vessels, net (including $3,406,400, and $3,641,900 related party commissions as at December 31, 2021 and June 30, 2022, respectively)	397,241,121	393,965,929
Advances for vessel acquisition	0	2,368,165
Restricted cash	7,840,000	3,830,000
Due from related party	0	810,437
Prepaid expenses and other assets, non-current	1,925,999	2,075,999
Deferred charges, net	5,311,498	4,862,824
Total non-current assets	412,318,618	407,913,354
Total assets	552,437,023	462,913,442
CURRENT LIABILITIES:
Current portion of long-term debt, net	29,500,335	16,091,723
Accounts payable	6,687,590	5,042,575
Due to related parties, current	1,214,548	4,507,569
Deferred revenue	2,592,502	3,927,833
Accrued liabilities	6,555,260	4,459,696
Total current liabilities	46,550,235	34,029,396
Commitments and contingencies
NON-CURRENT LIABILITIES:
Long-term debt, net	115,222,634	85,949,676
Total non-current liabilities	115,222,634	85,949,676
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 94,610,088 shares issued and outstanding as of December 31, 2021, and June 30, 2022	94,610	94,610
Additional paid-in capital	303,658,153	303,658,153
Retained earnings	86,911,379	39,181,595
Total shareholders' equity	390,664,154	342,934,370
Total liabilities and shareholders' equity	552,437,023	462,913,442
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12